STATEMENT OF OPERATIONS - USD ($)	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Professional fees and other expenses	$ (3,238,968)	$ (78,494)
State franchise taxes, other than income tax	(50,000)	(55,241)
Change in fair value of warrant liability	(26,672,500)	(794,500)
Allocated expense for warrant issuance cost		(607,898)
Net loss from operations	(29,961,468)	(1,536,133)
Other income—interest and dividend income	13,707	8,625
Loss before income taxes	(29,947,761)	(1,527,508)
Income tax benefit	(26,273)	26,273
Net loss attributable to common shares	(29,974,034)	$ (1,501,235)
Class A Common Stock
Net loss attributable to common shares	$ (23,985,731)
Net loss per ordinary share:
Common stock - basic and diluted	$ (0.70)	$ (2.14)
Class F Common Stock
Net loss attributable to common shares	$ (5,996,433)
Net loss per ordinary share:
Common stock - basic and diluted	$ (0.70)	$ (2.14)